Revenue (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 49,121	R 41,677	R 43,632
Consideration from streaming contract	338	471	397
Hedging gain/(loss)	(184)	497	(2,296)
Total revenue	49,275	42,645	41,733
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47,366	40,774	42,597
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,021	663	857
Uranium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	304	240	178
Commodities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	48,691	41,677	43,632
toll treatments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 430	R 0	R 0